Goodwill (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
	March 31, 2020	December 31, 2019

Opening balance	$1,663,385	$262,552
Acquisition of Virtual Generation	—	1,401,608
Impairment charge	—	—
Foreign exchange movements	(113)	(775)
Closing balance	$1,663,272	$1,663,385

	December 31, 2019	December 31, 2018

Opening balance	$262,552	$260,318
Acquisition of Virtual Generation	1,401,608	—
Impairment charge	—	—
Foreign exchange movements	(775)	2,234
Closing balance	$1,663,385	$262,552